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                                                      Registration Nos. 33-50208
                                                                        811-7062

As filed with the Securities and Exchange Commission on November 17, 2003

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                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

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                                    FORM N-1A

REGISTRATION STATEMENT UNDER
THE SECURITIES ACT OF 1933                                    / /

         Pre-Effective Amendment No. ___                      / /

         Post-Effective Amendment No. 20                      /X/

                                     and/or

REGISTRATION STATEMENT UNDER
THE INVESTMENT COMPANY ACT OF 1940

         Amendment No. 21                                     /X/

                        (Check appropriate box or boxes)

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                            Pacific Global Fund, Inc.
                        d/b/a Pacific Advisors Fund Inc.
               (Exact Name of Registrant as Specified in Charter)

                       206 North Jackson Street, Suite 301
                           Glendale, California 91206
                     (Address of Principal Executive Office)

               Registrant's Telephone Number, including Area Code:
                                 (818) 242-6693

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                                George A. Henning
                  Pacific Global Investment Management Company
                       206 North Jackson Street, Suite 301
                           Glendale, California 91206
                               (Agent for Service)

                                   Copies to:
                               Joan E. Boros, Esq.
                           Christopher S. Petito, Esq.
                                Jorden Burt, LLP
                   1025 Thomas Jefferson St., N.W., Suite 400
                             Washington, D.C. 20007

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Approximate Date of Proposed Public Offering: Continuous.

It is proposed that this filing will become effective:

/X/    Immediately upon filing pursuant to Paragraph (b)

/ /    On _________________ pursuant to Paragraph (b)

/ /    60 days after filing pursuant to Paragraph (a)(1)

/ /    On _________________ pursuant to Paragraph (a)(1)

/ /    75 days after filing pursuant to Paragraph (a)(2)

/ /    On _________________ pursuant to Paragraph (a)(2) of Rule 485.

The Registrant has registered an indefinite number or amount of its shares of common stock for each of its six series under the Securities Act of 1933 pursuant to Section 24(f) under the Investment Company Act of 1940.

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Pacific Global Fund, Inc., d/b/a Pacific Advisors Fund Inc., is filing this
Post-Effective Amendment No. 20 under the Securities Act of 1933 and Amendment No. 21 under the Investment Company Act of 1940 to its Registration Statement on Form N-1A for the sole purpose of filing certain amended agreements as exhibits to the Registration Statement. Accordingly, this amendment does not otherwise delete, amend, or supersede any prospectus, statement of additional information, exhibit, undertaking, or other information contained in the Registration Statement, as previously amended, except to amend the list of exhibits included in Item 23 thereto and file the attached exhibits.

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PART C.       OTHER INFORMATION


Item 23.      EXHIBITS

      (6)     1(a)         Articles of Incorporation.

      (6)     1(b)         Amendment One to Articles of Incorporation.

      (2)     1(c)         Articles of Amendment of the Articles of
                           Incorporation dated June 28, 1997.

      (4)     1(d)         Articles Supplementary to Articles of
                           Incorporation dated December 10, 1997.

      (5)     1(e)         Articles Supplementary to Articles of
                           Incorporation dated February 8, 1999.

      (9)     1(f)         Articles Supplementary to Articles of
                           Incorporation dated January 3, 2002.

      (6)     2            Amended and Restated By-Laws.

              3            See Exhibits 1 and 2.

      (6)     4(a)         Investment Management Agreement by and between
                           Pacific Global Fund, Inc. d/b/a Pacific Advisors Fund
                           Inc., on behalf of the Government Securities Fund, and Pacific Global Investment Management Company.

      (6)     4(b)         Sub-Advisory Agreement by and among Pacific Global
                           Fund, Inc. d/b/a Pacific Advisors Fund Inc., on behalf of the Government Securities Fund, Pacific
                           Global Investment Management Company, and Spectrum
                           Asset Management, Inc.

      (6)     4(c)         Investment Management Agreement by and between
                           Pacific Global Fund, Inc. d/b/a Pacific Advisors Fund
                           Inc., on behalf of the Income and Equity Fund
                           (formerly, the Income Fund), and Pacific Global
                           Investment Management Company.

      (6)     4(d)         Investment Management Agreement by and between
                           Pacific Global Fund, Inc. d/b/a Pacific Advisors Fund
                           Inc., on behalf of the Balanced Fund, and Pacific
                           Global Investment Management Company.

      (8)     4(e)         Form of Sub-Advisory Agreement by and among Pacific
                           Global Fund, Inc. d/b/a Pacific Advisors Fund Inc., on behalf of Balanced Fund, Pacific Global Investment
                           Management Company, and Bache Capital Management,
                           Inc.

      (6)     4(f)         Investment Management Agreement by and between

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                           Pacific Global Fund, Inc. d/b/a Pacific Advisors Fund
                           Inc., on behalf of the Small Cap Fund, and Pacific Global Investment Management Company.

      (8)     4(g)         Form of Co-Management Agreement by and between
                           Pacific Global Fund, Inc. d/b/a Pacific Advisors Fund
                           Inc., on behalf of the Income and Equity Fund, Pacific Global Investment Management Company and
                           Bache Capital Management, Inc.

     (11)     4(h)         Investment Management Agreement by and between
                           Pacific Global Fund, Inc. d/b/a Pacific Advisors Fund
                           Inc., on behalf of the Growth Fund, and Pacific
                           Global Investment Management Company.

     (10)     4(i)         Form of Investment Management Agreement by and
                           between Pacific Global Fund, Inc. d/b/a Pacific
                           Advisors Fund Inc., on behalf of the Multi-Cap Value
                           Fund, and Pacific Global Investment Management
                           Company.

     (10)     4(j)         Form of Sub-Advisory Agreement by and between Pacific
                           Global Fund, Inc. d/b/a Pacific Advisors Fund Inc., on behalf of the Multi-Cap Value Fund, Pacific Global
                           Investment Management Company, and Meyers Capital
                           Management, LLC.

      (6)     5(a)         Distribution Agreement between Pacific Global
                           Fund,Inc. d/b/a Pacific Advisors Fund Inc. and
                           Pacific Global Fund Distributors, Inc.

      (4)     5(b)         Amendment to Distribution Agreement between Pacific
                           Global Fund, Inc. d/b/a Pacific Advisors Fund Inc.
                           and Pacific Global Fund Distributors, Inc.

      (5)     5(c)         Amendment to Distribution Agreement between Pacific
                           Global Fund, Inc. d/b/a Pacific Advisors Fund Inc.
                           and Pacific Global Fund Distributors, Inc.

     (10)     5(d)         Amendment to Distribution Agreement between Pacific
                           Global Fund, Inc. d/b/a Pacific Advisors Fund Inc.
                           and Pacific Global Fund Distributors, Inc.

              6            Not applicable.

      (1)     7(a)         Custody Agreement by and between Pacific Global Fund,
                           Inc. d/b/a Pacific Advisors Fund Inc. and UMB Bank,
                           N.A.

      (5)     7(b)         Amendment to Appendix B to Custody Agreement by and
                           between Pacific Global Fund, Inc. d/b/a Pacific
                           Advisors Fund Inc. and UMB Bank, N.A.

     (10)     7(c)         Amendment to Apendix B to Custody Agreement by and

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                           between Pacific Global Fund, Inc. d/b/a Pacific
                           Advisors Fund Inc. and UMB Bank. N.A.

      (6)     8(a)(1)      Transfer Agency, Dividend Disbursing Agency, and
                           Administrative Service Agreement by and between Pacific Global Fund, Inc. d/b/a Pacific Advisors Fund
                           Inc. and Pacific Global Investors Services, Inc.

      (4)     8(a)(2)      Amendment to Transfer Agency, Dividend Disbursing
                           Agency, and Administrative Service Agreement by and between Pacific Global Fund, Inc. d/b/a Pacific
                           Advisors Fund Inc. and Pacific Global Investors
                           Services, Inc.

     (10)     8(a)(3)      Amendment to Transfer Agency, Dividend Disbursing
                           Agency, and Administrative Service Agreement by and between Pacific Global Fund, Inc. d/b/a Pacific
                           Advisors Fund Inc. and Pacific Global Investors
                           Services, Inc.

      (1)     8(b)(1)      Accounting Services Agreement by and between Pacific
                           Global Fund, Inc. d/b/a Pacific Advisors Fund, Inc.
                           and Pacific Global Investors Services, Inc.

     (10)     8(b)(2)      Amendment to Accounting Services Agreement by and
                           between Pacific Global Fund, Inc. d/b/a Pacific
                           Advisors Fund Inc. and Pacific Global Investors
                           Services, Inc.

     (10)     8(c)(1)      Form of Amended and Restated Expense Limitation
                           Agreement by and between Pacific Global Fund, Inc.
                           d/b/a Pacific Advisors Fund Inc., on behalf of the Government Securities Fund, and Pacific Global
                           Investment Management Company.

              8(c)(2) Amended and Restated Expense Limitation Agreement by and between Pacific Global Fund, Inc. d/b/a Pacific Advisors Fund Inc., on behalf of the Government Securities Fund, and Pacific Global Investment Management Company (filed herewith).

     (10)     8(d)(1)      Form of Amended and Restated Expense Limitation
                           Agreement by and between Pacific Global Fund, Inc.
                           d/b/a Pacific Advisors Fund Inc., on behalf of the Income and Equity Fund, Pacific Global Investment
                           Management Company, and Bache Capital Management,
                           Inc.

              8(d)(2) Amended and Restated Expense Limitation Agreement by and between Pacific Global Fund, Inc. d/b/a Pacific Advisors Fund Inc., on behalf of the Income and Equity Fund, Pacific Global Investment Management Company, and Bache Capital Management, Inc. (filed herewith).

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      (3)     8(e)         Expense Limitation Agreement by and between Pacific
                           Global Fund, Inc. d/b/a Pacific Advisors Fund Inc., on behalf of the Balanced Fund, and Pacific Global Investment Management Company.

      (3)     8(f)(1)      Expense Limitation Agreement by and between Pacific
                           Global Fund, Inc. d/b/a Pacific Advisors Fund Inc., on behalf of the Small Cap Fund, and Pacific Global
                           Investment Management Company.

              8(f)(2) Amendment to the Expense Limitation Agreement by and between Pacific Global Fund, Inc. d/b/a Pacific Advisors Fund Inc., on behalf of the Small Cap Fund, and Pacific Global Investment Management Company (filed herewith).

      (4)     8(g)(1)      Amendment to Expense Limitation Agreement by and
                           between Pacific Global Fund, Inc. d/b/a Pacific
                           Advisors Fund Inc., on behalf of the Balanced Fund, and Pacific Global Investment Management Company.

              8(g)(2) Amendment to the Expense Limitation Agreement by and between Pacific Global Fund, Inc. d/b/a Pacific Advisors Fund Inc., on behalf of the Balanced Fund, and Pacific Global Investment Management Company (filed herewith).

     (10)     8(h)(1)      Form of Amended and Restated Expense Limitation
                           Agreement by and between Pacific Global Fund, Inc.
                           d/b/a Pacific Advisors Fund Inc., on behalf of the Growth Fund, and Pacific Global Investment Management
                           Company.

              8(h)(2) Amended and Restated Expense Limitation Agreement by and between Pacific Global Fund, Inc. d/b/a Pacific Advisors Fund Inc., on behalf of the Growth Fund, Pacific Global Investment Management Company, and Pacific Global Investors Services, Inc. (filed herewith).

     (10)     8(i)(1)      Form of Expense Limitation Agreement by and between
                           Pacific Global Fund, Inc. d/b/a Pacific Advisors Fund
                           Inc., on behalf of the Multi-Cap Value Fund, and Pacific Global Investment Management Company.

              8(i)(2) Amended and Restated Expense Limitation Agreement by and between Pacific Global Fund, Inc. d/b/a Pacific Advisors Fund Inc., on behalf of the Multi-Cap Value Fund, and Pacific Global Investment Management Company (filed herewith).

      (5)     9(a)         Opinion and Consent of Counsel regarding the legality
                           of the securities being registered.

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     (10)     9(b)         Opinion and consent of Counsel regarding the legality
                           of the securities being registered.

     (11)     10           Consent of Ernst & Young, LLP, Independent Auditors.

              11           Not applicable.

      (5)     12           Form of Subscription Agreement.

      (6)     13(a)        Plan of Distribution Pursuant to Rule 12b-1 for Class
                           A Shares.

      (6)     13(b)        Agreement Pursuant to Plan of Distribution for Class
                           A Shares.

      (3)     13(c)        Plan of Distribution Pursuant to Rule 12b-1 for Class
                           C Shares.

      (3)     13(d)        Agreement Pursuant to Plan of Distribution for Class
                           C Shares.

     (10)     13(e)        Form of Amendment to Agreement Pursuant to the Plan
                           of Distribution.

     (10)     13(f)        Form of Amendment to Agreement Pursuant to the Plan
                           of Distribution for Class C Shares.

      (3)     14(a)        Rule 18f-3 Multiple Class Plan.

     (10)     14(b)        Amended Schedule A to Rule 18f-3 Multiple Class
                           Plan.

     (10)     14(c)        Amended Schedule B-1 to Rule 18f-3 Multiple Class
                           Plan.

              15           (Reserved)

     (11)     16(a)        Code of Ethics for Pacific Global Investment
                           Management Company.

     (11)     16(b)        Code of Ethics for Pacific Global Fund d/b/a Pacific
                           Advisors Fund, Inc. and Pacific Global Fund
                           Distributors, Inc.

      (8)     16(c)        Code of Ethics for Bache Capital Management, Inc.

      (7)     16(d)        Code of Ethics for Spectrum Asset Management, Inc.

     (10)     16(e)        Code of Ethics for Meyers Capital Management, LLC.

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(1)   Incorporated herein by reference to Post-Effective Amendment No. 4 to
     Registrant's Form N-1A Registration Statement (File No. 33-50208).

(2)   Incorporated herein by reference to Post-Effective Amendment No. 6 to

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     Registrant's Form N-1A Registration Statement (File No. 33-50208).

(3) Incorporated herein by reference to Post-Effective Amendment No. 8 to Registrant's Form N-1A Registration Statement (File No. 33-50208).

(4) Incorporated herein by reference to Post-Effective Amendment No. 9 to Registrant's Form N-1A Registration Statement (File No. 33-50208).

(5) Incorporated herein by reference to Post-Effective Amendment No. 10 to Registrant's Form N-1A Registration Statement (File No. 33-50208).

(6) Incorporated herein by reference to Post-Effective Amendment No. 11 to Registrant's Form N-1A Registration Statement (File No. 33-50208).

(7) Incorporated herein by reference to Post-Effective Amendment No. 12 to Registrant's Form N-1A Registration Statement (File No. 33-50208).

(8) Incorporated herein by reference to Post-Effective Amendment No. 13 to Registrant's Form N-1A Registration Statement (File No. 33-50208).

(9) Incorporated herein by reference to Post Effective Amendment No. 17 to Registrant's Form N-1A Registration Statement (File No. 33-50208).

(10) Incorporated herein by reference to Post-Effective Amendment No. 18 to Registrant's Form N1-A Registration Statement (File No. 33-50208).

(11) Incorporated herein by reference to Post-Effective Amendment No. 19 to Registrant's Form N1-A Registration Statement (File No. 33-50208).

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                                   SIGNATURES

          Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant, Pacific Global Fund, Inc. d/b/a Pacific Advisors Fund Inc., certifies that it meets all of the requirements for effectiveness of this registration statement under Rule 485(b) under the Securities Act and has duly caused this Post-Effective Amendment No. 20 to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Glendale and State of California, on the 17th day of November, 2003.

                                           PACIFIC GLOBAL FUND, INC.
                                           d/b/a PACIFIC ADVISORS FUND INC.
                                                  (Registrant)

                                           By: /s/ George A. Henning

                                             ---------------------------
                                                   President

          Pursuant to the requirements of the Securities Act of 1933, this Post-Effective Amendment No. 20 to the Registration Statement has been signed below by the following persons in the capacities and on the date indicated.

               SIGNATURE              TITLE                      DATE
               ---------              -----                      ----
/s/ Victoria Breen                  Director                November 17, 2003
---------------------------
Victoria Breen

/s/ Thomas M. Brinker, Sr.          Director                November 17, 2003
---------------------------
Thomas M. Brinker, Sr.

/s/ L. Michael Haller, III          Director                November 17, 2003
---------------------------
L. Michael Haller, III

/s/ Thomas H. Hanson           Vice President and           November 17, 2003

-------------------------        Secretary
Thomas H. Hanson

/s/ George A. Henning            President and              November 17, 2003

--------------------------       Chairman of
George A. Henning             the Board (Principal
                               Executive Officer)

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
               SIGNATURE              TITLE                      DATE
               ---------              -----                      ----
/s/ Barbara A. Kelley         Treasurer (Principal          November 17, 2003
---------------------------      Financial and
Barbara A. Kelley             Accounting Officer)

/s/ Takashi Makinodan               Director                November 17, 2003
---------------------------
Takashi Makinodan

/s/ Gerald E. Miller                Director                November 17, 2003
---------------------------
Gerald E. Miller

/s/ Louise K. Taylor                Director                November 17, 2003
---------------------------
Louise K. Taylor

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                                    EXHIBITS

8(c)(2) Amended and Restated Expense Limitation Agreement by and between Pacific Global Fund, Inc. d/b/a/ Pacific Advisors Fund Inc., on behalf of the Government Securities Fund, and Pacific Global Investment Management Company.

8(d)(2) Amended and Restated Expense Limitation Agreement by and between Pacific Global Fund, Inc. d/b/a Pacific Advisors Fund Inc., on behalf of the Income and Equity Fund, and Pacific Global Investment Management Company, and Bache Capital Management, Inc.

8(f)(2) Amendment to the Expense Limitation Agreement by and between Pacific Global Fund, Inc. d/b/a Pacific Advisors Fund Inc., on behalf of the Small Cap Fund, and Pacific Global Investment Management Company.

8(g)(2) Amendment to the Expense Limitation Agreement by and between Pacific Global Fund, Inc. d/b/a Pacific Advisors Fund Inc., on behalf of the Balanced Fund, and Pacific Global Investment Management Company.

8(h)(2) Amended and Restated Expense Limitation Agreement by and between Pacific Global Fund, Inc. d/b/a Pacific Advisors Fund Inc., on behalf of the Growth Fund, and Pacific Global Investor Services, Inc.

8(i)(2) Amended and Restated Expense Limitation Agreement by and between Pacific Global Fund, Inc. d/b/a Pacific Advisors Fund Inc., on behalf of the Multi-Cap Value Fund, and Pacific Global Investment Management Company.

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